Investments in equity investees (Tables)	12 Months Ended
Dec. 31, 2024
Investments in equity investees
Schedule of investments in equity investees

	As of December 31,
	2023	2024
	RMB	RMB
Investments accounted for under equity method:
ZTO Supply Chain Management Co., Ltd. (“ZTO LTL”) (1)	205,827	301,784
ZTO Yun Leng Network Technology (Zhejiang) Co., Ltd. (“ZTO YL”) (2)	35,959	17,429
Tonglu Antong Management LLP (“Antong”) (3)	117,995	—
Others	171,476	219,600
Total investments accounted for under the equity method	531,257	538,813
Investments accounted for as equity investments without readily determinable fair values:
Cai Niao Smart Logistics Network Limited (“Cai Niao”) (4)	1,143,797	—
Zhejiang Yizhan Network Technology Co., Ltd. (“Cainiao Post”) (4)	1,075,000	623,564
ZTO Supply Chain Management Co., Ltd. (“ZTO LTL”) (1)	582,526	586,421
Others	122,539	122,539
Total investments accounted for equity investments without readily determinable fair values	2,923,862	1,332,524
Total investments in equity investees	3,455,119	1,871,337
(1)	ZTO LTL

ZTO LTL is engaged in provision of less-than-truckload transportation services in China. The Company obtained significant influence over ZTO LTL through owning 18% equity interest in common stock of ZTO LTL at a total consideration of US$14,017 (RMB99,519), which is accounted for using the equity method. The Company also invested US$83,817 (RMB582,526) in preferred stock of ZTO LTL, which is accounted for under the Measurement Alternative as the underlying preferred shares are not considered in-substance common stock and have no readily determinable fair value.

(2)	ZTO YL

The Company obtained significant influence over ZTO YL through owning 18% equity interest of ZTO YL at a total consideration of RMB90,000, which is accounted for using the equity method.

(3)	Antong

In 2021 and 2022, the Company invested RMB70,000 and RMB49,000 in Tonglu Antong Management LLP, respectively. As a limited partner, the Company had ability to exercise significant influence over operating activities of Antong but doesn’t have controlling financial interest in it. Therefore, the investment was measured under equity method. During the year ended December 31, 2024, the Company disposed of all equity interest in Antong at a cash consideration of RMB118,730, resulting in a disposal gain of RMB735.

(4)Investments accounted for as equity investments without readily determinable fair values

The Company obtained 1% equity interest of Cai Niao, which provides a platform that connects with a network of logistics providers through a proprietary logistics information system and facilitates the delivery of packages across the PRC. The Company doesn’t have significant influence over the investee, therefore, accounts for the investment as an equity investment without readily determinable fair values. In March 2024, the Company recorded a provision for impairment of RMB479,931 related to a tender offer initiated by Alibaba Group Holding Limited to purchase all the outstanding shares of Cai Niao, as the offer price was below the carrying amount. The Company accepted this offer and disposed of all equity interest in Cai Niao at a cash consideration of RMB681,022.

In May 2018, the Company entered into a subscription and contribution agreement with four other leading express delivery companies in the PRC, to obtain 15% equity interest in Cainiao Post, Cai Niao’s network of last-mile delivery stations, in an amount of RMB1,075,000. As of December 31, 2023 and 2024, the Company held 13.75% and 13.75% equity interest in Cainiao Post, respectively. Since the Company doesn’t have significant influence over Cainiao Post, this investment is accounted for as an equity investment without readily determinable fair values. Due to continued underperforming of the investee with no foreseeable upturn the Company conducted an impairment assessment and recorded a provision for impairment of RMB451,436 for the year ended December 31, 2024.

In October 2018, the Company entered into an investment agreement with several investment corporations to establish a new investment company, named ZJ New Industries and obtained 2% equity interest in ZJ New Industries at a total consideration of RMB500,000. For the year ended December 31, 2023, the Company disposed of its 2% equity interest in ZJ New Industries at a cash consideration of RMB507,032, resulting in a disposal gain of RMB7,032.

The Company recognized impairment losses totaling RMB26,328, nil, and RMB931,367 related to equity investments for the years ended December 31, 2022, 2023 and 2024, respectively.